Other information about investments (Details 10)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GHS (GH₵)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000			€ 4,005,000,000
Italy [Member] | Chemical [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Brindisi Servizi Generali Scarl
Registered office		Brindisi
Country of operation		Italy
Share capital		€ 1,549,060
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		49.00%
Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		20.20%
Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | EniPower SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		EniPower SpA
% Ownership		8.90%
Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		21.90%
Italy [Member] | Chemical [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		IFM Ferrara ScpA
Registered office		Ferrara
Country of operation		Italy
Share capital		€ 5,270,466
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		19.74%
Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		11.58%
Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		57.98%
Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | S.E.F. Srl [Member]
Disclosure of subsidiaries [line items]
Shareholders		S.E.F. Srl
% Ownership		10.70%
Italy [Member] | Chemical [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Matrìca SpA(†)
Registered office		Porto Torres (SS)
Country of operation		Italy
Share capital		€ 37,500,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Chemical [Member] | Subsidiaries Three [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		50.00%
Italy [Member] | Chemical [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Italy [Member] | Chemical [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Newco Tech SpA(†)
Registered office		Novara
Country of operation		Italy
Share capital		€ 179,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Chemical [Member] | Subsidiaries Four [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		80.00%
Italy [Member] | Chemical [Member] | Subsidiaries Four [Member] | Genomatica Inc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Genomatica Inc
% Ownership		20.00%
Italy [Member] | Chemical [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Novamont SpA
Registered office		Novara
Country of operation		Italy
Share capital		€ 13,333,500
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Chemical [Member] | Subsidiaries Five [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		25.00%
Italy [Member] | Chemical [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Italy [Member] | Chemical [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Priolo Servizi ScpA
Registered office		Melilli (SR)
Country of operation		Italy
Share capital		€ 28,100,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Chemical [Member] | Subsidiaries Six [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		33.11%
Italy [Member] | Chemical [Member] | Subsidiaries Six [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		4.61%
Italy [Member] | Chemical [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		62.28%
Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Ravenna Servizi Industriali ScpA
Registered office		Ravenna
Country of operation		Italy
Share capital		€ 5,597,400
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		42.13%
Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | EniPower SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		EniPower SpA
% Ownership		30.37%
Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		25.65%
Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		1.85%
Italy [Member] | Chemical [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Servizi Porto Marghera Scarl
Registered office		Porto Marghera (VE)
Country of operation		Italy
Share capital		€ 8,695,718
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Chemical [Member] | Subsidiaries Eight [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		48.44%
Italy [Member] | Chemical [Member] | Subsidiaries Eight [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		38.39%
Italy [Member] | Chemical [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		13.17%
Outside Italy [Member] | Chemical [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Lotte Versalis Elastomers Co Ltd(†)
Registered office		Yeosu (South Korea)
Country of operation		South Korea
Share capital | ₩				₩ 301,800,000,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis SpA
% Ownership		50.00%
Outside Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Versalis Zeal Ltd(†)
Registered office		Takoradi (Ghana)
Country of operation		Ghana
Share capital | GH₵			GH₵ 5,650,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		20.00%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | Versalis Intern. SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Versalis Intern. SA
% Ownership		80.00%

[1]	Jointly controlled entity.